Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Oct. 20, 2025	Nov. 09, 2025
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Aggregate purchase shares	181,818
Fair value	$ 200,000
Monthly service fees	$ 15,000
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Agreements share transfer		1,000,000